Statutory Reserves and Restricted Net Asset (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statutory Reserves and Restricted Net Asset
Percentage of minimum profit after tax transferred to general reserve	10.00%
Percentage of maximum profit after tax transferred to general reserve	50.00%
Adjustment of statutory reserves	¥ 0	¥ 0	¥ 0
Net assets not available for distribution	¥ 1,601,509